COMMITMENTS AND CONTINGENT LIABILITIES (Litigation) (Details) SFr in Thousands, $ in Thousands					1 Months Ended		12 Months Ended
	Jul. 02, 2017 USD ($)	Mar. 01, 2017 CHF (SFr)	Apr. 16, 2015 CHF (SFr)	Jun. 04, 2014 USD ($)	Oct. 23, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CHF (SFr)	Dec. 31, 2017 USD ($)	Dec. 31, 2015 USD ($)	Mar. 06, 2019
Loss Contingencies [Line Items]
Membership interest							100.00%	100.00%
Swiss Pro Capital [Member] | Option Agreement [Member] | Subsidiaries [Member]
Loss Contingencies [Line Items]
Share capital percentage for which Company's subsidiary granted option to purchase											20.00%
Derivative Claim [Member]
Loss Contingencies [Line Items]
Damages sought										$ 41,900
Derivative Claim [Member] | Shareholders [Member]
Loss Contingencies [Line Items]
Damages sought										$ 2,800
Tenant Claim [Member] | CHF [Member]
Loss Contingencies [Line Items]
Damages and unpaid amounts sought from tenant			SFr 961	$ 53
Damages sought | SFr			SFr 157
Interest rate				5.00%
Tenant [Member]
Loss Contingencies [Line Items]
Reimbursement to tenant									$ 2,486
Tenant [Member] | CHF [Member]
Loss Contingencies [Line Items]
Damages sought | SFr								SFr 69
Damages sought by the Company | SFr								3,094
Monthly rent		SFr 279					$ 154
Reimbursement to tenant | SFr								SFr 2,400
LEM [Member]
Loss Contingencies [Line Items]
Percentage of reduced claims	10.00%
LEM [Member] | CHF [Member]
Loss Contingencies [Line Items]
Damages and unpaid amounts sought from tenant	$ 286				$ 168
Interest rate					5.00%
Aberdeen Associates LLC [Member]
Loss Contingencies [Line Items]
Loan facility						$ 7,000
Loan term						5 years
Interest rate						5.00%